OTHER RECEIVABLES, NET	12 Months Ended
Mar. 31, 2023
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

5. OTHER RECEIVABLES, NET

	March 31, 2022	March 31, 2023
	RMB	RMB

Rental and other deposits	39,697	26,418
Staff advance	15,742	13,890
Unreceived disposal consideration (i)	93,988	—
Others	46,830	1,578
	196,257	41,886
Less: provision for credit losses	(30,251)	(26,541)
	166,006	15,345

(i) In July 2022, the Company and 58.com have mutually released the other party from claims arising out of certain obligations under certain historical transactions. Therefore, unreceived consideration from the divestiture of 2B business due from 58.com of RMB84.3 million was settled (Note 13).

In addition, the other receivables of RMB9.7 million due from Boche related to that entity’s acquisition of the Company’s salvage care related business was received in August 2022.

The movement of the provision for credit loss for the fiscal years ended March 31, 2021, 2022 and 2023 was as follows:

	For the fiscal years ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Beginning balance of the period	(51,666)	(20,980)	(30,251)
Addition	(1,104)	(3,494)	(12,400)
Write-off	31,790	679	16,110
Reclassified from amounts due from related parties	—	(6,456)	—
Ending balance of the period	(20,980)	(30,251)	(26,541)